Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets:
Cash and restricted deposits	$ 904	$ 1,518
Convertible loan		531
Financial assets	904	2,049
Financial liabilities:
Current financial liabilities carried at amortized cost	972	3,336
Credit from others, including short-term lease liability	67	91
Convertible debenture		779
Conversion component of convertible debenture		277
Warrants liability	7
Lease liability	94
Financial liabilities	$ 1,140	$ 4,483